Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.16%
Communication services: 1.28%
Interactive media & services: 1.28%
Eventbrite Incorporated Class A †	40,069	$ 698,803
Consumer discretionary: 10.88%
Auto components: 2.45%
Dana Incorporated	27,628	630,471
Gentherm Incorporated †	8,110	704,759
		1,335,230
Diversified consumer services: 2.46%
Houghton Mifflin Harcourt Company †	41,694	671,273
Service Corporation International	9,501	674,476
		1,345,749
Hotels, restaurants & leisure: 2.31%
Jack In The Box Incorporated	7,093	620,496
Planet Fitness Incorporated Class A †	7,052	638,770
		1,259,266
Internet & direct marketing retail: 2.17%
Revolve Group Incorporated †	12,503	700,668
The RealReal Incorporated †	41,827	485,611
		1,186,279
Specialty retail: 1.49%
National Vision Holdings Incorporated †	17,005	816,070
Consumer staples: 6.34%
Food products: 3.89%
Nomad Foods Limited †	29,772	755,911
The Simply Good Foods Company †	21,742	903,815
TreeHouse Foods Incorporated †	11,519	466,865
		2,126,591
Personal products: 2.45%
e.l.f. Beauty Incorporated †	23,905	793,885
The Honest Company Incorporated †	67,206	543,697
		1,337,582
Financials: 12.47%
Banks: 6.32%
Ameris Bancorp	8,689	431,670
Pinnacle Financial Partners Incorporated	6,681	638,036
Sterling Bancorp	18,689	481,989
United Community Bank	11,502	413,382
Veritex Holdings Incorporated	15,708	624,864
Webster Financial Corporation	10,208	570,015
Wintrust Financial Corporation	3,202	290,806
		3,450,762
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Capital markets: 1.07%
Raymond James Financial Incorporated	5,806	$ 582,922
Insurance: 3.60%
Axis Capital Holdings Limited	14,941	813,836
CNO Financial Group Incorporated	18,721	446,309
Reinsurance Group of America Incorporated	6,442	705,335
		1,965,480
Thrifts & mortgage finance: 1.48%
Essent Group Limited	17,800	810,434
Health care: 15.12%
Biotechnology: 3.00%
Agios Pharmaceuticals Incorporated †	4,630	152,188
Arena Pharmaceuticals Incorporated †	3,501	325,383
Atara Biotherapeutics Incorporated †	10,290	162,170
Coherus Biosciences Incorporated †	9,424	150,407
Insmed Incorporated †	8,724	237,642
Mirati Therapeutics Incorporated †	828	121,459
Neurocrine Biosciences Incorporated †	2,530	215,480
Sage Therapeutics Incorporated †	3,896	165,736
Zymeworks Incorporated †	6,577	107,797
		1,638,262
Health care equipment & supplies: 8.34%
AngioDynamics Incorporated †	19,905	548,980
Haemonetics Corporation †	6,433	341,206
Integer Holdings Corporation †	11,564	989,763
LivaNova plc †	15,010	1,312,324
Neuronetics Incorporated †	58,951	262,921
Teleflex Incorporated	1,220	400,746
ViewRay Incorporated †	127,205	700,900
		4,556,840
Health care providers & services: 0.84%
HealthEquity Incorporated †	10,393	459,786
Health care technology: 0.46%
Schrodinger Incorporated †	7,164	249,522
Life sciences tools & services: 2.48%
Bruker Corporation	9,366	785,901
Codexis Incorporated †	6,046	189,058
Sotera Health Company †	16,137	380,026
		1,354,985
Industrials: 20.44%
Building products: 6.53%
Armstrong World Industries Incorporated	7,821	908,175
Masonite International Corporation †	9,649	1,138,100
Tecnoglass Incorporated «	12,348	323,394
The AZEK Company Incorporated †	17,942	829,638
Zurn Water Solutions Corporation	10,137	368,987
		3,568,294
See accompanying notes to portfolio of investments

2  |  Allspring Small Cap Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 2.61%
Steelcase Incorporated Class A	50,936	$ 596,970
Stericycle Incorporated †	13,897	828,817
		1,425,787
Construction & engineering: 1.91%
APi Group Corporation †	40,428	1,041,830
Electrical equipment: 3.13%
Atkore International Incorporated †	11,011	1,224,313
Regal-Beloit Corporation	2,838	482,971
		1,707,284
Machinery: 2.67%
Albany International Corporation Class A	6,976	617,027
SPX Corporation †	14,101	841,548
		1,458,575
Road & rail: 0.98%
Ryder System Incorporated	6,475	533,734
Trading companies & distributors: 2.61%
Air Lease Corporation	19,423	859,079
Herc Holdings Incorporated	3,618	566,398
		1,425,477
Information technology: 19.84%
Communications equipment: 0.58%
Infinera Corporation †	33,142	317,832
Electronic equipment, instruments & components: 2.47%
Avnet Incorporated	12,807	528,033
Littelfuse Incorporated	2,616	823,203
		1,351,236
IT services: 2.90%
EVO Payments Incorporated Class A †	30,688	785,613
WNS Holdings Limited ADR †	9,058	799,097
		1,584,710
Semiconductors & semiconductor equipment: 2.51%
Brooks Automation Incorporated	5,416	558,444
Macom Technology Solutions Holdings Incorporated †	10,359	811,110
		1,369,554
Software: 11.38%
8x8 Incorporated †	25,820	432,743
Anaplan Incorporated †	7,382	338,465
Benefitfocus Incorporated †	25,273	269,410
CommVault Systems Incorporated †	8,975	618,557
Instructure Holdings Incorporated †«	27,035	648,299
New Relic Incorporated †	2,923	321,413
Pagerduty Incorporated †	21,416	744,206
Q2 Holdings Incorporated †	8,196	651,090
Riskified Limited Class A †«	15,254	119,896
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Software (continued)
SPS Commerce Incorporated †	4,175	$ 594,311
WalkMe Limited †«	30,822	605,036
Zendesk Incorporated †	8,335	869,257
		6,212,683
Materials: 7.55%
Chemicals: 5.04%
Ashland Global Holdings Incorporated	9,342	1,005,760
Quaker Chemical Corporation	3,959	913,658
Westlake Chemical Corporation	8,563	831,724
		2,751,142
Containers & packaging: 1.41%
Silgan Holdings Incorporated	18,049	773,219
Metals & mining: 1.10%
Reliance Steel & Aluminum Company	3,703	600,701
Real estate: 4.24%
Equity REITs: 4.24%
American Homes 4 Rent Class A	19,472	849,174
Four Corners Property Trust Incorporated	27,068	796,070
Healthcare Realty Trust Incorporated	21,249	672,318
		2,317,562
Total Common stocks (Cost $41,582,141)		53,614,183

Investment companies: 1.17%
Exchange-traded funds: 1.17%
SPDR S&P Biotech ETF «	5,726	641,083
Total Investment companies (Cost $822,778)		641,083

		Yield
Short-term investments: 4.64%
Investment companies: 4.64%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	370,858	370,858
Securities Lending Cash Investments LLC ♠∩∞		0.07	2,162,725	2,162,725
Total Short-term investments (Cost $2,533,583)				2,533,583
Total investments in securities (Cost $44,938,502)	103.97%			56,788,849
Other assets and liabilities, net	(3.97)			(2,168,087)
Total net assets	100.00%			$54,620,762

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Allspring Small Cap Fund

Portfolio of investments—December 31, 2021 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$893,581	$11,967,965	$(12,490,688)	$0	$0	$370,858	370,858	$146
Securities Lending Cash Investments LLC	668,925	17,069,097	(15,575,297)	0	0	2,162,725	2,162,725	319#
				$0	$0	$2,533,583		$465

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6  |  Allspring Small Cap Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$698,803	$0	$0	$698,803
Consumer discretionary	5,942,594	0	0	5,942,594
Consumer staples	3,464,173	0	0	3,464,173
Financials	6,809,598	0	0	6,809,598
Health care	8,259,395	0	0	8,259,395
Industrials	11,160,981	0	0	11,160,981
Information technology	10,836,015	0	0	10,836,015
Materials	4,125,062	0	0	4,125,062
Real estate	2,317,562	0	0	2,317,562
Investment companies	641,083	0	0	641,083
Short-term investments
Investment companies	2,533,583	0	0	2,533,583
Total assets	$56,788,849	$0	$0	$56,788,849
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Small Cap Fund  |  7